Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes
Schedule of income taxes

	Current assets		Current liabilities		Non-current liabilities
	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Taxes in Brazil
Income taxes	199	160	989	2,505	−	−
Income taxes - Tax settlement programs	−	−	58	50	299	302
	199	160	1,047	2,555	299	302
Taxes abroad	19	5	253	328	−	−
Total	218	165	1,300	2,883	299	302

Schedule of statutory income tax rate and effective income tax rate

	2023	2022	2021
Net income before income taxes	35,396	53,525	28,225
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(12,036)	(18,197)	(9,597)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,329	1,234	843
Different jurisdictional tax rates for companies abroad	579	822	296
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(530)	(763)	(546)
Tax incentives	303	187	50
Tax loss carryforwards (unrecognized tax losses)	23	221	59
Non-taxable income (non-deductible expenses), net (2)	322	(15)	234
Post-employment benefits	(348)	(394)	(802)
Results of equity-accounted investments in Brazil and abroad	(88)	87	318
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	54	33	903
Others	(9)	15	3
Income taxes	(10,401)	(16,770)	(8,239)
Deferred income taxes	(876)	(906)	(4,058)
Current income taxes	(9,525)	(15,864)	(4,181)
Effective tax rate of income taxes	29.4%	31.3%	(29.2)%
(1) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2) It includes provisions for legal proceedings and payment of an administrative contribution over the TFC Pre-70 for the administrative funding of the PPSP-R pre-70 and PPSP-NE pre-70 plans.

Schedule of changes in the deferred income taxes

	2023	2022
Opening balance	(5,918)	(625)
Recognized in the statement of income for the period	(876)	(906)
Recognized in shareholders’ equity	(2,559)	(3,220)
Translation adjustment	(602)	(45)
Use of tax loss carryforwards	−	(1,123)
Others	10	1
Closing balance	(9,945)	(5,918)

Schedule of composition of deferred tax assets and liabilities

Nature	Realization basis	12.31.2023	12.31.2022
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(6,296)	(6,587)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	4,203	3,602
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(9,369)	(5,611)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(18,784)	(15,438)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	(2,479)	810
Leasings	Appropriation of the considerations	9,240	6,045
Provision for decommissioning costs	Payments and use of provisions	8,010	6,745
Provision for legal proceedings	Payments and use of provisions	954	885
Tax loss carryforwards	Taxable income compensation	1,140	914
Inventories	Sales, write-downs and losses	411	333
Employee Benefits	Payments and use of provisions	2,036	1,518
Others		989	866
Total		(9,945)	(5,918)
Deferred tax assets		965	832
Deferred tax liabilities		(10,910)	(6,750)

schedule of recovery reversal of net deferred tax assets liabilities

	Assets	Liabilities
2024	138	(1,646)
2025	58	2,540
2026	61	402
2027	73	744
2028	71	(255)
2029 and thereafter	564	9,125
Recognized deferred tax assets	965	10,910

Schedule of tax loss carryforwards

		Assets
	12.31.2023	12.31.2022
Brazil	368	-
Abroad	780	987
Unrecognized deferred tax assets	1,148	987

Schedule of unrecognized deferred tax assets

	2030 - 2032	2033 - 2035	2036 - 2038	Undefined expiration	Total
Unrecognized deferred tax assets	285	299	141	55	780

Schedule of other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (1)
	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Taxes in Brazil
Current / Non-current ICMS (VAT)	592	716	607	473	1,032	699	−	−
Current / Non-current PIS and COFINS	304	378	2,876	2,362	265	28	141	89
Claim to recover PIS and COFINS	−	−	733	657	−	−	−	−
CIDE	−	1	−	−	−	5	−	−
Production taxes	−	−	−	−	2,094	1,996	145	114
Withholding income taxes	−	−	−	−	272	149	−	−
Others	58	40	290	273	443	152	90	90
Total in Brazil	954	1,135	4,506	3,765	4,106	3,029	376	293
Taxes abroad	6	7	10	13	60	19	−	−
Total	960	1,142	4,516	3,778	4,166	3,048	376	293
(1) Other non-current taxes are classified within other non-current liabilities in the statement of financial position.